Condensed Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Research and development
Costs and expenses
Stock compensation expense	$ 545	$ 1,296	$ 727
General and administrative
Costs and expenses
Stock compensation expense	$ 921	$ 1,512	$ 1,129